LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2023
LEASE OBLIGATIONS
Schedule of lease obligations

	Year ended December 31
	2023	2022
Beginning of year	$3,173	$1,401
Additions	484	2,300
Interest expense (note 7(a))	156	87
Lease payments	(1,125)	(661)
Due to changes in exchange rates	220	46
End of year	$2,908	$3,173

Current (note 12)	$915	$846
Non-current	1,993	2,327
	$2,908	$3,173

Schedule of lease expenses recognized

	Year ended December 31
	2023	2022
Interest on lease liabilities	$156	$87
Variable lease payments not included in the measurement of lease liabilities	12,905	15,586
Expenses relating to short-term leases	241	168
Expenses relating to leases of low-value assets, excluding short-term leases	79	108
	$13,381	$15,949